Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Pre-Effective Amendment No. 1 (this “Post-Effective Amendment No. 3”) to the Registration Statement on Form S-1 (File No. 333-296516), initially filed with the Securities and Exchange Commission (the “SEC”) on June 5, 2026 (the “Registration Statement”), is being filed to include information about a recent significant acquisition.No additional securities are being registered under this Pre-Effective Amendment No. 1. All applicable registration fees were previously paid.
Entity Registrant Name	Banzai International, Inc.
Entity Central Index Key	0001826011
Entity Primary SIC Number	7372
Entity Tax Identification Number	85-3118980
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	435 Ericksen Ave
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Bainbridge Island
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98110
City Area Code	(206)
Local Phone Number	414-1777
Contact Personnel Name	Joseph Davy